Provision for Asset Retirement Obligation - Fuel Tanks (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in the provision for asset retirement obligation

Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2015	74,716
Additions (new tanks)	483
Expense with tanks removed	(2,785)
Accretion expense	5,150

Balance as of December 31, 2016	77,564
Additions (new tanks)	537
Expense with tanks removed	(15,432)
Accretion expense	2,105

Balance as of December 31, 2017	64,774
Additions (new tanks)	264
Expense with tanks removed	(12,752)
Accretion expense	2,381

Balance as of December 31, 2018	54,667

Current	4,382
Non-current	50,285